S-K 1602(a)(3) Forepart, Sponsor Compensation	Nov. 06, 2025 USD ($) $ / shares shares
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	255,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,550,000
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	7,392,857
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	964,286